Borrowings and other financial liabilities - Summary of detailed information about borrowings (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [Line Items]
Cumulative amount utilised from debt issuance	$ 2,200	$ 1,900
Carrying value of bonds	2,200	2,000
Borrowings	15,176	17,630
Subsidiary borrowings	2,700	2,800
Debt instrument restrictive covenants	4,700	4,800
European debt issuance programme [member]
Disclosure of detailed information about borrowings [Line Items]
Notional amount	$ 10,000	$ 10,000